Shareholder Fees - FidelityNewMarketsIncomeFund-RetailPRO	Mar. 01, 2024 USD ($)
FidelityNewMarketsIncomeFund-RetailPRO | Fidelity New Markets Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none